N-2	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0002063946
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Franklin BSP Lending Fund
Document Period End Date	Dec. 31, 2025